UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2025

Date of reporting period:	March 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Small Cap Value Fund
Class A [PSLAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Putnam Small Cap Value Fund returned 8.99%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.
Putnam Small Cap Value Fund	PAGE 1	38984-ATSA-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	8.99	13.98	7.80
Class A (with sales charge)	2.72	12.64	7.17
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
*	Includes derivatives, if applicable.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSA-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSA-0425

Putnam Small Cap Value Fund
Class C [PSLCX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Putnam Small Cap Value Fund returned 8.25%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.
Putnam Small Cap Value Fund	PAGE 1	38984-ATSC-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	8.25	13.14	7.16
Class C (with sales charge)	7.25	13.14	7.16
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
*	Includes derivatives, if applicable.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSC-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSC-0425

Putnam Small Cap Value Fund
Class R [PSCRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R shares of Putnam Small Cap Value Fund returned 8.70%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.
Putnam Small Cap Value Fund	PAGE 1	38984-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R	8.70	13.70	7.54
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSR-0425

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSR-0425

Putnam Small Cap Value Fund
Class R6 [PSCMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Putnam Small Cap Value Fund returned 9.37%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.
Putnam Small Cap Value Fund	PAGE 1	38984-ATSR6-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	9.37	14.44	8.25
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSR6-0425

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSR6-0425

Putnam Small Cap Value Fund
Class Y [PYSVX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Small Cap Value Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class Y shares of Putnam Small Cap Value Fund returned 9.24%. The Fund compares its performance to the Russell 2000 Value Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Turning Point Brands, a consumer products company.
↑	Out-of-benchmark position in NRG Energy.
↑	Overweight position in Coastal Financial, a bank holding company.

Top detractors from performance:
↓	Overweight position in Modivcare, a social services company.
↓	Overweight position in Aviat Networks, a provider of wireless access networking.
↓	Overweight position in ODP, a provider of business services and products.
Putnam Small Cap Value Fund	PAGE 1	38984-ATSY-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class Y	9.24	14.26	8.07
Russell 3000 Index	17.53	16.12	12.36
Russell 2000 Value Index	7.58	10.32	6.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$265,378,287
Total Number of Portfolio Holdings*	110
Total Management Fee Paid	$1,658,642
Portfolio Turnover Rate	86%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.
Putnam Small Cap Value Fund	PAGE 2	38984-ATSY-0425

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Value Fund	PAGE 3	38984-ATSY-0425

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
February 28, 2025	$46,537	$ —	$5,814	$ —
February 28, 2024	$43,788	$ —	$5,814	$ —

For the fiscal years ended February 28, 2025 and February 28, 2024, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $524,139 and $670,177 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
February 28, 2025	$ —	$70,000	$448,325	$518,325
February 28, 2024	$ —	$664,363	$ —	$664,363

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Small Cap Value
Fund

Financial Statements and Other Important Information

Annual | February 28, 2025

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Investment Funds and Shareholders of
Putnam Small Cap Value Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Small Cap Value Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Small Cap Value Fund	1

The fund’s portfolio 2/28/25
COMMON STOCKS (99.5%)*	Shares	Value
Aerospace and defense (0.7%)
V2X, Inc. †	40,384	$1,894,817
		1,894,817
Automobile components (1.4%)
Dorman Products, Inc. †	15,600	2,050,776
Standard Motor Products, Inc.	61,600	1,757,448
		3,808,224
Banks (22.2%)
Amalgamated Financial Corp.	42,000	1,362,900
Atlantic Union Bankshares Corp.	65,032	2,319,691
Axos Financial, Inc. †	45,650	3,049,420
Bancorp, Inc. (The) †	59,400	3,315,708
Business First Bancshares, Inc.	137,900	3,658,487
Coastal Financial Corp./WA †	30,702	3,031,208
Columbia Banking System, Inc.	102,000	2,726,460
ConnectOne Bancorp, Inc.	137,924	3,521,200
Financial Institutions, Inc.	45,649	1,279,085
Five Star Bancorp	102,797	3,131,197
Flushing Financial Corp.	100,493	1,440,065
Metropolitan Bank Holding Corp. †	57,514	3,475,571
MidWestOne Financial Group, Inc.	56,728	1,727,368
NBT Bancorp, Inc.	47,300	2,258,575
Northrim BanCorp, Inc.	30,900	2,543,070
OFG Bancorp (Puerto Rico)	67,900	2,885,071
Origin Bancorp, Inc.	68,700	2,660,064
Popular, Inc. (Puerto Rico)	30,200	3,032,986
QCR Holdings, Inc.	38,891	2,929,659
Southern Missouri Bancorp, Inc.	40,100	2,337,830
SouthState Corp.	29,500	2,973,600
UMB Financial Corp.	28,200	3,111,306
		58,770,521
Biotechnology (3.5%)
Janux Therapeutics, Inc. †	32,742	1,076,884
MiMedx Group, Inc. †	337,588	2,837,427
Ultragenyx Pharmaceutical, Inc. †	32,300	1,386,316
Veracyte, Inc. †	93,040	3,234,070
Xencor, Inc. †	52,600	807,936
		9,342,633
Building products (2.2%)
AZZ, Inc.	36,300	3,488,793
Griffon Corp.	33,700	2,437,858
		5,926,651
Commercial services and supplies (1.2%)
Pitney Bowes, Inc.	292,500	3,167,775
		3,167,775
Communications equipment (3.8%)
Aviat Networks, Inc. †	138,349	2,895,645
Extreme Networks, Inc. †	224,200	3,463,890
Ribbon Communications, Inc. †	791,300	3,734,936
		10,094,471
Construction materials (1.0%)
Titan America SA (Belgium) † S	168,492	2,645,324
		2,645,324
Consumer staples distribution and retail (0.9%)
Chefs’ Warehouse, Inc. (The) †	37,300	2,334,234
		2,334,234
Containers and packaging (1.0%)
Silgan Holdings, Inc.	49,300	2,677,483
		2,677,483

2
Small Cap Value Fund

COMMON STOCKS (99.5%)* cont.	Shares	Value
Diversified consumer services (1.2%)
Perdoceo Education Corp.	126,500	$3,238,400
		3,238,400
Diversified REITs (2.0%)
Alpine Income Property Trust, Inc. R	156,570	2,595,931
Broadstone Net Lease, Inc. R	154,600	2,605,010
		5,200,941
Electric utilities (1.8%)
NRG Energy, Inc.	28,989	3,064,427
Portland General Electric Co.	40,200	1,802,166
		4,866,593
Electrical equipment (0.8%)
Nextracker, Inc. Class A †	48,700	2,143,774
		2,143,774
Electronic equipment, instruments, and components (2.3%)
TTM Technologies, Inc. †	153,176	3,693,073
Vishay Intertechnology, Inc.	145,000	2,485,300
		6,178,373
Energy equipment and services (1.6%)
Newpark Resources, Inc. †	465,700	2,840,770
Oceaneering International, Inc. †	62,715	1,385,374
		4,226,144
Entertainment (0.5%)
Lions Gate Entertainment Corp. Class A †	121,378	1,210,139
		1,210,139
Financial services (1.1%)
Walker & Dunlop, Inc.	33,461	2,866,604
		2,866,604
Ground transportation (1.9%)
Covenant Logistics Group, Inc.	97,900	2,464,143
Proficient Auto Logistics, Inc. †	258,108	2,699,810
		5,163,953
Health care equipment and supplies (0.8%)
Integer Holdings Corp. †	17,700	2,180,640
		2,180,640
Health care providers and services (4.3%)
Concentra Group Holdings Parent, Inc.	114,200	2,578,636
DocGo, Inc. † S	736,800	2,276,712
Option Care Health, Inc. †	95,350	3,194,225
Quipt Home Medical Corp. †	499,600	1,318,944
RadNet, Inc. †	31,885	1,768,661
		11,137,178
Health care REITs (0.7%)
Healthcare Realty Trust, Inc. R	115,200	1,973,376
		1,973,376
Hotels, restaurants, and leisure (0.7%)
Aramark	47,350	1,754,318
		1,754,318
Household durables (4.3%)
Beazer Homes USA, Inc. †	108,300	2,415,090
Cavco Industries, Inc. †	5,500	2,884,915
Helen of Troy, Ltd. †	47,000	2,586,410
Taylor Morrison Home Corp. †	52,350	3,226,854
		11,113,269
Insurance (4.2%)
Abacus Life, Inc. †	395,800	3,079,324
Horace Mann Educators Corp.	64,031	2,710,432
Kemper Corp.	39,250	2,652,515
Skyward Specialty Insurance Group, Inc. †	45,181	2,350,316
		10,792,587

Small Cap Value Fund
3

COMMON STOCKS (99.5%)* cont.	Shares	Value
Interactive media and services (1.0%)
Cargurus, Inc. †	85,500	$2,752,245
		2,752,245
Leisure products (1.3%)
MasterCraft Boat Holdings, Inc. †	192,624	3,386,330
		3,386,330
Life sciences tools and services (0.1%)
Codexis, Inc. †	100,900	306,736
		306,736
Machinery (2.2%)
Douglas Dynamics, Inc.	106,300	2,874,352
Gates Industrial Corp. PLC †	139,582	3,020,554
		5,894,906
Metals and mining (3.6%)
Alamos Gold, Inc. Class A (Canada)	137,450	3,142,107
Cleveland-Cliffs, Inc. †	224,100	2,429,244
HudBay Minerals, Inc. (Canada)	262,661	1,867,520
Major Drilling Group International, Inc. (Canada) †	373,900	2,124,388
		9,563,259
Mortgage real estate investment trusts (REITs) (4.7%)
AGNC Investment Corp. R	114,850	1,197,886
Dynex Capital, Inc. R S	108,800	1,530,816
Ladder Capital Corp. R	299,353	3,553,320
MFA Financial, Inc. R	240,500	2,558,920
Rithm Capital Corp. R	297,950	3,620,093
		12,461,035
Multi-utilities (1.6%)
Algonquin Power & Utilities Corp. (Canada) S	384,000	1,835,520
Unitil Corp.	42,900	2,406,690
		4,242,210
Oil, gas, and consumable fuels (3.1%)
Antero Resources Corp. †	72,700	2,668,090
Magnolia Oil & Gas Corp. Class A	59,225	1,386,457
Permian Resources Corp.	203,337	2,865,018
Teekay Tankers,. Ltd. Class A (Canada)	36,400	1,373,736
		8,293,301
Passenger airlines (1.1%)
SkyWest, Inc. †	30,400	3,006,864
		3,006,864
Personal care products (0.9%)
Edgewell Personal Care Co.	78,200	2,460,954
		2,460,954
Pharmaceuticals (1.0%)
Perrigo Co. PLC	92,300	2,676,700
		2,676,700
Professional services (1.5%)
IBEX, Ltd. †	160,819	4,070,327
		4,070,327
Residential REITs (0.9%)
UMH Properties, Inc. R	128,000	2,423,040
		2,423,040
Retail REITs (1.0%)
Brixmor Property Group, Inc. R	92,200	2,577,912
		2,577,912
Semiconductors and semiconductor equipment (1.1%)
Ichor Holdings, Ltd. †	100,689	2,949,181
		2,949,181
Software (0.8%)
RingCentral, Inc. Class A †	18,400	523,480
TeraWulf, Inc. †	367,266	1,538,845
		2,062,325

4
Small Cap Value Fund

COMMON STOCKS (99.5%)* cont.	Shares	Value
Specialty retail (2.8%)
Camping World Holdings, Inc. Class A	139,425	$2,717,393
Haverty Furniture Cos., Inc.	96,809	2,210,149
J. Jill, Inc.	109,065	2,584,841
		7,512,383
Textiles, apparel, and luxury goods (1.2%)
Steven Madden, Ltd.	53,700	1,760,823
Unifi, Inc. †	270,640	1,534,529
		3,295,352
Tobacco (1.0%)
Turning Point Brands, Inc.	38,155	2,682,297
		2,682,297
Trading companies and distributors (1.5%)
Beacon Roofing Supply, Inc. †	18,800	2,169,896
Herc Holdings, Inc.	12,259	1,758,921
		3,928,817
Water utilities (1.0%)
SJW Group	51,400	2,707,238
		2,707,238
Total common stocks (cost $234,414,710)		$263,961,834
SHORT-TERM INVESTMENTS (3.2%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 4.50% [d]	8,148,627	$8,148,627
Putnam Short Term Investment Fund Class P 4.50% L	351,756	351,756
Total short-term investments (cost $8,500,383)		$8,500,383
TOTAL INVESTMENTS
Total investments (cost $242,915,093)	$272,462,217
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from March 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $265,378,287.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
WRITTEN OPTIONS OUTSTANDING at 2/28/25 (premiums $10,633)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Radnet, Inc. (Put)	Mar-25/$55.00	$271,803	$4,900	$11,141
Total				$11,141

Small Cap Value Fund
5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,962,384	$—	$—
Consumer discretionary	34,108,276	—	—
Consumer staples	7,477,485	—	—
Energy	12,519,445	—	—
Financials	84,890,747	—	—
Health care	25,643,887	—	—
Industrials	35,197,884	—	—
Information technology	21,284,350	—	—
Materials	14,886,066	—	—
Real estate	12,175,269	—	—
Utilities	11,816,041	—	—
Total common stocks	263,961,834	—	—
Short-term investments	—	8,500,383	—
Totals by level	$263,961,834	$8,500,383	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Written options outstanding	$—	$(11,141)	$—
	Totals by level	$—	$(11,141)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6
Small Cap Value Fund

Financial statements

Statement of assets and liabilities

2/28/25

ASSETS
Investment in securities, at value, including $7,373,432 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $234,414,710)	$263,961,834
Affiliated issuers (identified cost $8,500,383) (Note 5)	8,500,383
Dividends and other receivables	292,564
Receivable for shares of the fund sold	1,279,735
Receivable for investments sold	815,396
Prepaid assets	31,770
Total assets	274,881,682

LIABILITIES
Payable for investments purchased	652,963
Payable for shares of the fund repurchased	256,857
Payable for compensation of Manager (Note 2)	125,741
Payable for custodian fees (Note 2)	17,263
Payable for investor servicing fees (Note 2)	76,828
Payable for Trustee compensation and expenses (Note 2)	66,316
Payable for administrative services (Note 2)	736
Payable for distribution fees (Note 2)	35,486
Written options outstanding, at value (premiums $10,633) (Note 1)	11,141
Collateral on securities loaned, at value (Note 1)	8,148,627
Other accrued expenses	111,437
Total liabilities	9,503,395
Net assets	$265,378,287

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$239,590,496
Total distributable earnings (Note 1)	25,787,791
Total — Representing net assets applicable to capital shares outstanding	$265,378,287

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($155,501,924 divided by 9,966,437 shares)	$15.60
Offering price per class A share (100/94.25 of $15.60)*	$16.55
Net asset value and offering price per class C share ($5,567,976 divided by 528,492 shares)**	$10.54
Net asset value, offering price and redemption price per class R share ($1,350,405 divided by 89,702 shares)	$15.05
Net asset value, offering price and redemption price per class R6 share ($11,628,877 divided by 689,144 shares)	$16.87
Net asset value, offering price and redemption price per class Y share ($91,329,105 divided by 5,435,935 shares)	$16.80
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund	7

Statement of operations

Year ended 2/28/25

Investment income
Dividends (net of foreign tax of $36,302) (including dividend income of $76,386 from investments in affiliated issuers) (Note 5)	$4,390,997
Securities lending (net of expenses) (Notes 1 and 5)	103,989
Total investment income	4,494,986

EXPENSES
Compensation of Manager (Note 2)	1,658,642
Investor servicing fees (Note 2)	460,707
Custodian fees (Note 2)	29,333
Trustee compensation and expenses (Note 2)	11,777
Distribution fees (Note 2)	474,665
Administrative services (Note 2)	4,993
Other	227,731
Total expenses	2,867,848
Expense reduction (Note 2)	(7,699)
Net expenses	2,860,149
Net investment income	1,634,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	10,891,766
Foreign currency transactions (Note 1)	(460)
Written options (Note 1)	34,844
Total net realized gain	10,926,150
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	10,643,603
Written options	(508)
Total change in net unrealized appreciation	10,643,095
Net gain on investments	21,569,245
Net increase in net assets resulting from operations	$23,204,082

The accompanying notes are an integral part of these financial statements.

8	Small Cap Value Fund

Statement of changes in net assets

	Year ended 2/28/25	Year ended 2/29/24
Increase (decrease) in net assets
Operations
Net investment income	$1,634,837	$2,363,235
Net realized gain on investments and foreign currency transactions	10,926,150	645,207
Change in net unrealized appreciation of investments	10,643,095	19,349,082
Net increase in net assets resulting from operations	23,204,082	22,357,524
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,204,795)	(830,902)
Class C	(42,179)	(11,987)
Class R	(9,858)	(4,574)
Class R6	(194,745)	(229,293)
Class Y	(766,186)	(536,151)
Net realized short-term gain on investments
Class A	(3,145,849)	—
Class C	(194,209)	—
Class R	(29,140)	—
Class R6	(413,827)	—
Class Y	(1,738,293)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(4,097,933)	(1,074,176)
Class B	—	(764)
Class C	(252,291)	(70,592)
Class R	(37,938)	(7,820)
Class R6	(534,103)	(177,409)
Class Y	(2,263,814)	(516,655)
Increase (decrease) from capital share transactions (Note 4)	1,348,686	(41,035,650)
Total increase (decrease) in net assets	9,627,608	(22,138,449)
Net assets
Beginning of year	255,750,679	277,889,128
End of year	$265,378,287	$255,750,679

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund	9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
February 28, 2025	$15.07	.08	1.34	1.42	(.13)	(.76)	—	(.89)	$15.60	8.99	$155,502	1.14	.51	86
February 29, 2024	13.92	.11	1.23	1.34	(.08)	(.11)	—	(.19)	15.07	9.70	150,710	1.18	.84	83
February 28, 2023	15.59	.03	(.63)	(.60)	(.05)	(1.02)	—	(1.07)	13.92	(3.47)	151,108	1.18[d]	.20	72
February 28, 2022	13.29	.02	2.31	2.33	(.03)	—	—	(.03)	15.59	17.55	164,411	1.15	.16	60
February 28, 2021	9.46	.07	3.86	3.93	(.06)	—	(.04)	(.10)	13.29	41.80	136,442	1.26	.73	113
Class C
February 28, 2025	$10.45	(.03)	.95	.92	(.07)	(.76)	—	(.83)	$10.54	8.25	$5,568	1.89	(.23)	86
February 29, 2024	9.72	.01	.85	.86	(.02)	(.11)	—	(.13)	10.45	8.87	6,889	1.93	.10	83
February 28, 2023	11.27	(.06)	(.47)	(.53)	—	(1.02)	—	(1.02)	9.72	(4.17)	8,035	1.93[d]	(.54)	72
February 28, 2022	9.66	(.06)	1.67	1.61	—	—	—	—	11.27	16.67	9,036	1.90	(.58)	60
February 28, 2021	6.93	(.01)	2.81	2.80	(.04)	—	(.03)	(.07)	9.66	40.70	10,969	2.01	(.11)	113
Class R
February 28, 2025	$14.59	.04	1.29	1.33	(.11)	(.76)	—	(.87)	$15.05	8.70	$1,350	1.39	.27	86
February 29, 2024	13.50	.07	1.19	1.26	(.06)	(.11)	—	(.17)	14.59	9.40	1,038	1.43	.56	83
February 28, 2023	15.14	(.01)	(.61)	(.62)	—	(1.02)	—	(1.02)	13.50	(3.69)	865	1.43[d]	(.06)	72
February 28, 2022	12.91	(.01)	2.24	2.23	—	—	—	—	15.14	17.27	1,029	1.40	(.08)	60
February 28, 2021	9.19	.04	3.76	3.80	(.05)	—	(.03)	(.08)	12.91	41.50	1,015	1.51	.46	113
Class R6
February 28, 2025	$16.20	.15	1.43	1.58	(.15)	(.76)	—	(.91)	$16.87	9.37	$11,629.76		.85	86
February 29, 2024	14.94	.18	1.33	1.51	(.14)	(.11)	—	(.25)	16.20	10.16	19,955.78		1.23	83
February 28, 2023	16.65	.09	(.68)	(.59)	(.10)	(1.02)	—	(1.12)	14.94	(3.11)	23,585	.79[d]	.60	72
February 28, 2022	14.19	.09	2.46	2.55	(.09)	—	—	(.09)	16.65	17.97	26,901.76		.55	60
February 28, 2021	10.08	.11	4.14	4.25	(.08)	—	(.06)	(.14)	14.19	42.51	20,843.83		1.14	113
Class Y
February 28, 2025	$16.15	.13	1.43	1.56	(.15)	(.76)	—	(.91)	$16.80	9.24	$91,329.89		.77	86
February 29, 2024	14.89	.16	1.32	1.48	(.11)	(.11)	—	(.22)	16.15	10.01	77,094.93		1.10	83
February 28, 2023	16.59	.07	(.67)	(.60)	(.08)	(1.02)	—	(1.10)	14.89	(3.22)	94,133	.93[d]	.48	72
February 28, 2022	14.15	.06	2.46	2.52	(.08)	—	—	(.08)	16.59	17.80	138,102.90		.35	60
February 28, 2021	10.06	.10	4.11	4.21	(.07)	—	(.05)	(.12)	14.15	42.14	39,403	1.01	1.00	113
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[d]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

10
Small Cap Value Fund

Notes to financial statements 2/28/25

Unless otherwise noted, the “reporting period” represents the period from March 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Small Cap Value Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the fund’s investment manager believes are currently undervalued by the market. If the fund’s investment manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, the fund’s investment manager invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2024, the index was composed of companies having market capitalizations of between approximately $13.6 million and $16.0 billion. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices

Small Cap Value Fund
11

for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for generating additional income for the portfolio and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $11,141 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $8,148,627 and the value of securities loaned amounted to $7,373,432.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

12
Small Cap Value Fund

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $696,295 recognized during the period between November 1, 2024 and February 28, 2025 to its fiscal year ending February 28, 2026.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $412,842 to its fiscal year ending February 28, 2026 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2025 and February 28, 2025, and/or (ii) specified ordinary and currency losses recognized between November 1, 2024 and February 28, 2025).

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, late year loss deferrals and tax equalization. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $460 to increase undistributed net accumulated net investment loss, $598,066 to increase paid-in capital and $597,606 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$43,902,796
Unrealized depreciation	(17,005,873)
Net unrealized appreciation	26,896,923
Post-October capital loss deferral	(696,295)
Late year ordinary loss deferral	(412,842)
Cost for federal income tax purposes	$245,554,153

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,
0.730%	of the next $5 billion,
0.680%	of the next $10 billion,
0.630%	of the next $10 billion,
0.580%	of the next $50 billion,
0.560%	of the next $50 billion,
0.550%	of the next $100 billion and
0.545%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.607% of the fund’s average net assets.

Putnam Management has contractually agreed, through June 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management

Small Cap Value Fund
13

fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$280,063
Class B	49
Class C	13,639
Class R	2,149
Class R6	10,234
Class Y	154,573
Total	$460,707

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $7,699 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $202, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$230,184	$161,968	$392,152
Class B	1.00%	1.00%	42	229	$271
Class C	1.00%	1.00%	37,345	38,874	$76,219
Class R	1.00%	0.50%	3,743	2,280	$6,023
Total			$271,314	$203,351	$474,665

For the period from August 2, 2024 through February 28, 2025, Franklin Distributors, acting as underwriter, received net commissions of $13,201 from the sale of class A shares and received no monies and $2,559 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $5,902 from the sale of class A shares and received no monies and $135 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through February 28, 2025, Franklin Distributors, acting as underwriter, received $199 on class A redemptions. For the period from March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$234,987,644	$245,165,715
U.S. government securities (Long-term)	—	—
Total	$234,987,644	$245,165,715

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class A	Shares	Amount	Shares	Amount
Shares sold	1,022,737	$16,348,356	749,017	$10,442,853
Shares issued in connection with reinvestment of distributions	492,541	8,274,676	131,866	1,868,542
	1,515,278	24,623,032	880,883	12,311,395
Shares repurchased	(1,548,514)	(24,753,273)	(1,736,862)	(23,793,838)
Net decrease	(33,236)	$(130,241)	(855,979)	$(11,482,443)

14
Small Cap Value Fund

	YEAR ENDED 2/28/25 *		YEAR ENDED 2/29/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	786	$7,596
Shares issued in connection with reinvestment of distributions	—	—	77	764
	—	—	863	8,360
Shares repurchased	(6,104)	(68,055)	(11,303)	(109,800)
Net decrease	(6,104)	$(68,055)	(10,440)	$(101,440)
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class C	Shares	Amount	Shares	Amount
Shares sold	445,985	$4,848,135	97,156	$949,012
Shares issued in connection with reinvestment of distributions	43,015	488,648	8,376	82,422
	489,000	5,336,783	105,532	1,031,434
Shares repurchased	(619,691)	(6,803,996)	(273,073)	(2,568,082)
Net decrease	(130,691)	$(1,467,213)	(167,541)	$(1,536,648)
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class R	Shares	Amount	Shares	Amount
Shares sold	44,990	$719,141	46,605	$642,877
Shares issued in connection with reinvestment of distributions	4,743	76,936	903	12,394
	49,733	796,077	47,508	655,271
Shares repurchased	(31,142)	(476,758)	(40,512)	(565,801)
Net increase	18,591	$319,319	6,996	$89,470
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	429,395	$7,359,865	455,071	$6,567,135
Shares issued in connection with reinvestment of distributions	62,520	1,134,746	26,530	403,793
	491,915	8,494,611	481,601	6,970,928
Shares repurchased	(1,034,550)	(17,803,775)	(828,246)	(12,777,291)
Net decrease	(542,635)	$(9,309,164)	(346,645)	$(5,806,363)
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,842,589	$31,822,625	1,226,302	$18,122,436
Shares issued in connection with reinvestment of distributions	259,430	4,690,495	69,192	1,050,341
	2,102,019	36,513,120	1,295,494	19,172,777
Shares repurchased	(1,440,299)	(24,509,080)	(2,842,938)	(41,371,003)
Net increase (decrease)	661,720	$12,004,040	(1,547,444)	$(22,198,226)

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
Putnam Cash Collateral Pool, LLC *	$19,472,930	$234,067,239	$245,391,542	$1,109,914	$8,148,627
Putnam Short Term Investment Fund Class P ‡	239,879	62,835,004	62,723,127	76,386	351,756
Total Short-term investments	$19,712,809	$296,902,243	$308,114,669	$1,186,300	$8,500,383
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Small Cap Value Fund
15

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Written equity option contracts (contract amount)	$5,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Equity contracts	Receivables	$—	Payables	$11,141
Total		$—		$11,141

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$34,844	$34,844
Total	$34,844	$34,844
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$(508)	$(508)
Total	$(508)	$(508)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Citibank, N.A.	Total
Assets:
Purchased options **#	$—	$—
Total Assets	$—	$—
Liabilities:
Written options #	11,141	11,141
Total Liabilities	$11,141	$11,141
Total Financial and Derivative Net Assets	$(11,141)	$(11,141)
Total collateral received (pledged) †##	$—
Net amount	$(11,141)
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

16
Small Cap Value Fund

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Small Cap Value Fund
17

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $8,562,561 as a capital gain dividend with respect to the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $2,502,147 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $2,739,380, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to§871(k) of the Internal Revenue Code, the fund hereby designates $79,237 of distributions paid as qualifying to be taxed as interest-related dividends.

For the reporting period, the fund hereby designates $48,355 or the maximum amount allowable by law, as interest income eligible to be treated as Section 163(j) interest dividends.

The Form 1099 that will be mailed to you in January 2026 will show the tax status of all distributions paid to your account in calendar 2025.

18
Small Cap Value Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Small Cap Value Fund
19

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

20
Small Cap Value Fund

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Small Cap Value Fund
21

© 2025 Franklin Templeton. All rights reserved.	38984-AFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025